Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic investment contracts, minimum credit rating (as a percent)	0.00%
Synthetic investment contracts, average yield (as a percent)	4.10%	4.70%